Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Financial assets	$ 173,735	$ 168,785
Financial assets, at fair value	177,789	175,070
Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	835	912
Financial assets, at fair value	14	17
Single Name Credit Default Swap Contract | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	835	912
Financial assets, at fair value	14	17
Single Name Credit Default Swap Contract | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	38	38
Financial assets, at fair value	1	1
Single Name Credit Default Swap Contract | A | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	347	325
Financial assets, at fair value	4	4
Single Name Credit Default Swap Contract | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	431	530
Financial assets, at fair value	9	12
Single Name Credit Default Swap Contract | BB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	19	19
Financial assets, at fair value	$ 0	$ 0